Expense Example	Jul. 29, 2025 USD ($)
Macquarie Global Listed Infrastructure ETF | Class - Macquarie Global Listed Infrastructure ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Macquarie Energy Transition ETF | Class - Macquarie Energy Transition ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Macquarie Focused Large Growth ETF | Class - Macquarie Focused Large Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Macquarie Focused SMID Cap Core ETF | Class - Macquarie Focused SMID Cap Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Macquarie Focused International Core ETF | Class - Macquarie Focused International Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Macquarie Focused Emerging Markets Equity ETF | Class - Macquarie Focused Emerging Markets Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Macquarie National High-Yield Municipal Bond ETF | Class - Macquarie National High-Yield Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Macquarie Tax-Free USA Short Term ETF | Class - Macquarie Tax-Free USA Short Term ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Macquarie Tax-Free USA Intermediate ETF | Class - Macquarie Tax-Free USA Intermediate ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Macquarie Tax-Free USA ETF | Class - Macquarie Tax-Free USA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	$ 125